Property and Equipment, Net - Schedule of Property and Equipment, Net Consist (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Property and Equipment, Net [Line Items]
Sub-total	$ 613	$ 312
Less: accumulated depreciation	(294)	(155)
Property and equipment, net	319	157
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Sub-total	352	167
Computers equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Sub-total	183	84
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Sub-total	55	55
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Sub-total	$ 23	$ 6